Cover	Jun. 25, 2026
Cover [Abstract]
Entity Registrant Name	STARK FOCUS GROUP, INC.
Entity Central Index Key	0001794942
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Jun. 25, 2026
Entity File Number	333-237100
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	32-0610316
Entity Address Address Line 1	570 Lexington Avenue
Entity Address Address Line 2	41st Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10022
City Area Code	646
Local Phone Number	348-9369
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Original Report to provide additional information related to our New Strategy and other related information. Except as described herein, this Current Report does not amend, modify, or update any other information contained in the Original Report.